Annual Total Returns - FidelityLimitedTermMunicipalIncomeFund-AMCIZPRO - FidelityLimitedTermMunicipalIncomeFund-AMCIZPRO - Fidelity Limited Term Municipal Income Fund	Mar. 01, 2025
Fidelity Advisor Limited Term Municipal Income Fund - Class A
Bar Chart Table:
Annual Return 2015	0.76%
Annual Return 2016	(0.68%)
Annual Return 2017	2.00%
Annual Return 2018	0.93%
Annual Return 2019	3.83%
Annual Return 2020	3.04%
Annual Return 2021	0.07%
Annual Return 2022	(4.82%)
Annual Return 2023	3.66%
Annual Return 2024	2.07%
Fidelity Advisor Limited Term Municipal Income Fund - Class Z
Bar Chart Table:
Annual Return, Inception Date	Oct. 02, 2018